Investments in Unconsolidated Entities	12 Months Ended
Mar. 31, 2022
Investments in Unconsolidated Entities [Abstract]
INVESTMENTS IN UNCONSOLIDATED ENTITIES

NOTE 6 – INVESTMENTS IN UNCONSOLIDATED ENTITIES

The Company’s investments in unconsolidated entities consisted of the following:

	As of	As of
	March 31,	March 31,
	2022	2021
Equity investments without readily determinable fair value:
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	$141,972	$137,367
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	157,746	152,630
Impairment of investments in unconsolidated entities
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	(129,695)	(125,488)
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	(157,746)	(152,630)
Total	$12,277	$11,879

(a)	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.14 million as of March 31, 2022) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. (“Haohua Haofu”). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the company accrued $129,695 impairment loss for the investment in Beijing Tianyuebowen.

(b)	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.15 million as of March 31, 2022) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. (“Zhongtai”) through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the balance of $157,746 investment in Zhongtai is fully impaired in fiscal year 2022.